Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Commercialization revenue received	$ 9,980	$ 6,121	$ 7,676
Upfront and milestone payments received			17,500
Government grants and tax incentives received	24	68	1,577
Payments to suppliers and employees (inclusive of goods and services tax)	(75,769)	(106,920)	(77,710)
Interest received	7	17	546
Income taxes paid	(24)	(35)	(7)
Net cash (outflows) in operating activities	(65,782)	(100,749)	(50,418)
Cash flows from investing activities
Investment in fixed assets	(157)	(1,647)	(2,096)
Payments for contingent consideration			(1,027)
Payments for licenses	(75)		(150)
Net cash (outflows) in investing activities	(232)	(1,647)	(3,273)
Cash flows from financing activities
Proceeds from borrowings	51,919		512
Repayment of borrowings	(55,458)		(512)
Payment of transaction costs from borrowings	(5,527)	(13)
Interest and other costs of finance paid	(6,084)	(5,932)	(5,947)
Proceeds from issue of shares	209	106,268	144,946
Proceeds from issue of warrants	8,081	12,969
Payments for share issue costs	(222)	(1,827)	(6,277)
Payments for lease liabilities	(2,788)	(2,931)	(1,625)
Net cash (outflows)/inflows by financing activities	(9,870)	108,534	131,097
Net (decrease)/increase in cash and cash equivalents	(75,884)	6,138	77,406
Cash and cash equivalents at beginning of period	136,881	129,328	50,426
FX (loss)/gain on the translation of foreign bank accounts	(550)	1,415	1,496
Cash and cash equivalents at end of period	$ 60,447	$ 136,881	$ 129,328